Supplement to the
Fidelity® Institutional Money Market Funds - Class I
May 29, 2008
Prospectus

Effective the close of business on December 23, 2008, new positions in Treasury Only Portfolio and Treasury Portfolio may no longer be opened. Shareholders of each fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on December 23, 2008 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established as an investment option under the plans (or under another plan sponsored by the same employer) by December 23, 2008, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since December 23, 2008, 3) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, and 4) by a portfolio manager of the fund. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Prime Money Market Portfolio

Money Market Portfolio

Tax-Exempt Portfolio

On April 13, 2009, the Board of Trustees of Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio (the "Participating Funds") approved extending the participation by each Participating Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through September 18, 2009 (the "Program"). If a Participating Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Participating Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Participating Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Participating Fund and $1.00 per share. Participation by the Participating Funds in the Program does not reflect a decision by any Participating Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

IMMI-09-01 April 17, 2009
1.480138.123

The Program extension requires each Participating Fund to pay the U.S. Department of Treasury a fee equal to 0.015% (1.5 basis points) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each Participating Fund without regard to any expense limitation currently in effect for a fund. This payment is in addition to the fees paid by each Participating Fund at the start of the Program in October 2008 and at the first extension of the Program in December 2008, which totaled 2.5 basis points based on the number of shares outstanding as of September 19, 2008.

In addition, the Board of Trustees of Government Portfolio, Treasury Portfolio, and Treasury Only Portfolio determined not to extend participation by Government Portfolio, Treasury Portfolio, and Treasury Only Portfolio in the Program. Accordingly, Government Portfolio, Treasury Portfolio, and Treasury Only Portfolio will not participate in the Program after the current term, which expires on April 30, 2009.

Call Fidelity with any questions regarding the Funds' participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

The information in footnote B on page 11 no longer applies to Treasury Only Portfolio, Treasury Portfolio, and Government Portfolio.

The following footnote supplements information found in the 'Annual operating expenses' table under the heading "Fee Table" in the "Fund Summary" section on page 11 for the 'Total annual class operating expenses' line for each fund.

C In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Class I of each fund. Any such waiver or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Class I of each fund will be able to avoid a negative yield.

Supplement to the
Fidelity® Institutional Money Market Funds - Class II
May 29, 2008
Prospectus

Effective the close of business on December 23, 2008, new positions in Treasury Only Portfolio and Treasury Portfolio may no longer be opened. Shareholders of each fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on December 23, 2008 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established as an investment option under the plans (or under another plan sponsored by the same employer) by December 23, 2008, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since December 23, 2008, 3) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, and 4) by a portfolio manager of the fund. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Prime Money Market Portfolio

Money Market Portfolio

Tax-Exempt Portfolio

On April 13, 2009, the Board of Trustees of Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio (the "Participating Funds") approved extending the participation by each Participating Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through September 18, 2009 (the "Program"). If a Participating Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Participating Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Participating Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Participating Fund and $1.00 per share. Participation by the Funds in the Program does not reflect a decision by any Participating Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

IMMII-09-01 April 17, 2009
1.480139.119

The Program extension requires each Participating Fund to pay the U.S. Department of Treasury a fee equal to 0.015% (1.5 basis points) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each Participating Fund without regard to any expense limitation currently in effect for a fund. This payment is in addition to the fees paid by each Participating Fund at the start of the Program in October 2008 and at the first extension of the Program in December 2008, which totaled 2.5 basis points based on the number of shares outstanding as of September 19, 2008.

In addition, the Board of Trustees of Government Portfolio, Treasury Portfolio, and Treasury Only Portfolio determined not to extend participation by Government Portfolio, Treasury Portfolio, and Treasury Only Portfolio in the Program. Accordingly, Government Portfolio, Treasury Portfolio, and Treasury Only Portfolio will not participate in the Program after the current term, which expires on April 30, 2009.

Call Fidelity with any questions regarding the Funds' participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

The information in footnote B on page 11 no longer applies to Treasury Only Portfolio, Treasury Portfolio, and Government Portfolio.

The following footnote supplements information found in the 'Annual operating expenses' table under the heading "Fee Table" in the "Fund Summary" section beginning on page 10 for the 'Total annual class operating expenses' line for each fund.

C In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Class II of each fund and/or each fund's distributor may waive all or a portion of the 12b-1 fees of Class II of each fund. Any such waiver or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Class II of each fund will be able to avoid a negative yield.

Supplement to the
Fidelity® Institutional Money Market Funds - Class III
May 29, 2008
Prospectus

Effective the close of business on December 23, 2008, new positions in Treasury Only Portfolio and Treasury Portfolio may no longer be opened. Shareholders of each fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on December 23, 2008 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established as an investment option under the plans (or under another plan sponsored by the same employer) by December 23, 2008, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since December 23, 2008, 3) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, and 4) by a portfolio manager of the fund. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Prime Money Market Portfolio

Money Market Portfolio

Tax-Exempt Portfolio

On April 13, 2009, the Board of Trustees of Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio (the "Participating Funds") approved extending the participation by each Participating Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through September 18, 2009 (the "Program"). If a Participating Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Participating Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Participating Fund and $1.00 per share. Participation by the Participating Funds in the Program does not reflect a decision by any Participating Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

IMMIII-09-01 April 17, 2009
1.480140.119

The Program extension requires each Participating Fund to pay the U.S. Department of Treasury a fee equal to 0.015% (1.5 basis points) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each Participating Fund without regard to any expense limitation currently in effect for a fund. This payment is in addition to the fees paid by each Participating Fund at the start of the Program in October 2008 and at the first extension of the Program in December 2008, which totaled 2.5 basis points based on the number of shares outstanding as of September 19, 2008.

In addition, the Board of Trustees of Government Portfolio, Treasury Portfolio, and Treasury Only Portfolio determined not to extend participation by Government Portfolio, Treasury Portfolio, and Treasury Only Portfolio in the Program. Accordingly, Government Portfolio, Treasury Portfolio, and Treasury Only Portfolio will not participate in the Program after the current term, which expires on April 30, 2009.

Call Fidelity with any questions regarding the Funds' participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

The information in footnote B on page 11 no longer applies to Treasury Only Portfolio, Treasury Portfolio, and Government Portfolio.

Supplement to the
Fidelity® Institutional Money Market Funds
Class IV
May 29, 2008
Prospectus

Effective the close of business on December 23, 2008, new positions in Treasury Only Portfolio and Treasury Portfolio may no longer be opened. Shareholders of each fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on December 23, 2008 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established as an investment option under the plans (or under another plan sponsored by the same employer) by December 23, 2008, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since December 23, 2008, 3) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, and 4) by a portfolio manager of the fund. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Treasury Only Portfolio

Treasury Portfolio

Prime Money Market Portfolio

On April 13, 2009, the Board of Trustees of Prime Money Market Portfolio (the "Participating Fund") approved extending the participation by each Participating Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through September 18, 2009 (the "Program"). If a Participating Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Participating Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Participating Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Participating Fund and $1.00 per share. Participation by the Participating Funds in the Program does not reflect a decision by any Participating Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

TRO-09-01 April 17, 2009
1.864395.104

The Program extension requires each Participating Fund to pay the U.S. Department of Treasury a fee equal to 0.015% (1.5 basis points) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each Participating Fund without regard to any expense limitation currently in effect for a Participating Fund. This payment is in addition to the fees paid by each Participating Fund at the start of the Program in October 2008 and at the first extension of the Program in December 2008, which totaled 2.5 basis points based on the number of shares outstanding as of September 19, 2008.

In addition, the Board of Trustees of Treasury Portfolio and Treasury Only Portfolio determined not to extend participation by Treasury Portfolio and Treasury Only Portfolio in the Program. Accordingly, Treasury Portfolio and Treasury Only Portfolio will not participate in the Program after the current term, which expires on April 30, 2009.

Call Fidelity with any questions regarding the Funds' participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

The information in footnote B on page 7 no longer applies to Treasury Only Portfolio or Treasury Portfolio.

Supplement to the
Fidelity® Institutional Money Market Funds
Institutional Class
May 29, 2008
Prospectus

Prime Money Market Portfolio

Money Market Portfolio

On April 13, 2009, the Board of Trustees of the funds listed above (the "Funds") approved extending the participation by each Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through September 18, 2009 (the "Program"). If a Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Fund and $1.00 per share. Participation by the Funds in the Program does not reflect a decision by any Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program extension requires each participating fund to pay the U.S. Department of Treasury a fee equal to 0.015% (1.5 basis points) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each fund without regard to any expense limitation currently in effect for a fund. This payment is in addition to the fees paid by each participating fund at the start of the Program in October 2008 and at the first extension of the Program in December 2008, which totaled 2.5 basis points based on the number of shares outstanding as of September 19, 2008.

Call Fidelity with any questions regarding the Funds' participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

PMM-09-01 April 17, 2009
1.880937.102

Supplement to the
Fidelity® Institutional Money Market Funds - Select Class
May 29, 2008
Prospectus

Effective the close of business on December 23, 2008, new positions in Treasury Only Portfolio and Treasury Portfolio may no longer be opened. Shareholders of each fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on December 23, 2008 generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established as an investment option under the plans (or under another plan sponsored by the same employer) by December 23, 2008, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since December 23, 2008, 3) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, and 4) by a portfolio manager of the fund. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Prime Money Market Portfolio

Money Market Portfolio

Tax-Exempt Portfolio

On April 13, 2009, the Board of Trustees of Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio (the "Participating Funds") approved extending the participation by each Participating Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through September 18, 2009 (the "Program"). If a Participating Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Participating Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Participating Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Participating Fund and $1.00 per share. Participation by the Participating Funds in the Program does not reflect a decision by any Participating Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

IMMSC-09-01 April 17, 2009
1.778424.112

The Program extension requires each Participating Fund to pay the U.S. Department of Treasury a fee equal to 0.015% (1.5 basis points) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each Participating Fund without regard to any expense limitation currently in effect for a fund. This payment is in addition to the fees paid by each Participating Fund at the start of the Program in October 2008 and at the first extension of the Program in December 2008, which totaled 2.5 basis points based on the number of shares outstanding as of September 19, 2008.

In addition, the Board of Trustees of Government Portfolio, Treasury Portfolio, and Treasury Only Portfolio determined not to extend participation by Government Portfolio, Treasury Portfolio, and Treasury Only Portfolio in the Program. Accordingly, Government Portfolio, Treasury Portfolio, and Treasury Only Portfolio will not participate in the Program after the current term, which expires on April 30, 2009.

Call Fidelity with any questions regarding the Funds' participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

The information in footnote B on page 11 no longer applies to Treasury Only Portfolio, Treasury Portfolio, and Government Portfolio.

The following footnote supplements information found in the 'Annual operating expenses' table under the heading "Fee Table" in the "Fund Summary" section on page 11 for the 'Total annual class operating expenses' line for each fund.

C In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Select Class of each fund and/or each fund's distributor may waive all or a portion of the 12b-1 fees of Select Class of each fund. Any such waiver or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Select Class of each fund will be able to avoid a negative yield.